Financial risk management - Additional Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Disclosure of Financial Risk Management [Line Items]
Percentage of forecast net sales	20.00%
Non-cancellable purchase commitments related to raw materials, manufacturing agreements and other goods and services	$ 3,600,000
Other purchase commitments	0
Lonza Bioscience Singapore Pte. Ltd | Manufacturing Service Agreement
Disclosure of Financial Risk Management [Line Items]
Minimum remaining financial commitment of non-lease component on exercise of option to extend non-cancellable term	11,600,000
Minimum financial commitment of lease component on exercise of option to extend non-cancellable term	$ 2,900,000
Interest Rate Risk
Disclosure of Financial Risk Management [Line Items]
Effect on profit from change in interest rates	10.00%	10.00%
Liquidity Risk
Disclosure of Financial Risk Management [Line Items]
Non interest bearing financial liabilities maturity period	6 months	6 months
USD | Currency Risk
Disclosure of Financial Risk Management [Line Items]
Percentage of cash held	73.00%	76.00%
AUD | Currency Risk
Disclosure of Financial Risk Management [Line Items]
Percentage of cash held	26.00%	23.00%
Other Currency | Currency Risk
Disclosure of Financial Risk Management [Line Items]
Percentage of cash held	1.00%	1.00%